Related Party Transactions - Founder Shares (Details) - Seaport Global Acquisition Corp - USD ($)		1 Months Ended	5 Months Ended	9 Months Ended
	Jul. 31, 2020	Jul. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Related Party Transaction [Line Items]
Aggregate purchase price			$ 25,000
Percentage of issued and outstanding shares held by initial stockholders			20.00%
Founder Shares
Related Party Transaction [Line Items]
Issuance of Class B common stock to initial Stockholders (in shares)		3,593,750
Aggregate purchase price		$ 25,000
Restrictions on transfer period of time after business combination completion		1 year
Consideration received			$ 25,000
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days
Over-allotment
Related Party Transaction [Line Items]
Shares subject to forfeiture			468,750
Private Placement | Founder Shares
Related Party Transaction [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	150 days
Sponsor | Founder Shares
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	30 days
Sponsor | Private Placement | Founder Shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)	$ 12.00
Class B Common Stock
Related Party Transaction [Line Items]
Issuance of Class B common stock to initial Stockholders (in shares)			3,593,750
Aggregate purchase price			$ 359
Percentage of issued and outstanding shares held by initial stockholders			20.00%	20.00%
Class B Common Stock | Founder Shares | Maximum
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	20 days